Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		24 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (824,157)	$ (363,970)	$ (517,371)	$ (51,275)	$ (568,746)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible note payable	87,395	6,866	27,922		27,922
Changes in assets and liabilities:
Accounts receivable	(2,638)
Inventory	(44,607)
Prepaid expenses	28,320	(29,000)	(88,609)		(88,609)
Security deposit			(1,367)		(1,367)
Accounts payable and accrued expenses	150,342	53,252	100,421	2,453	102,874
Accrued interest payable	44,219	1,373	5,584		5,584
Net cash used in operating activities	(561,126)	(331,479)	(473,420)	(48,822)	(522,342)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock				34,500	43,500
Proceeds from advances	405,484	442,775	677,330	6,665	683,995
Net cash provided by financing activities	405,484	442,775	677,330	41,165	727,495
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(155,642)	111,296	203,910	(7,657)	205,153
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	205,154	1,243	1,243	8,900
CASH AND CASH EQUIVALENTS AT THE END OF PERIOD	49,511	112,539	205,154	1,243	205,154
Cash paid for:
Interest
Taxes
Non-cash financing transaction:
Refinancing of advances into convertible note payable	717,904	167,075	167,075		167,075
Beneficial conversion discount on convertible notes payable	717,904	167,075	167,075		167,075
Conversion of convertible notes payable into common stock	$ 60,000